COLUMBIA FUNDS SERIES TRUST I

Columbia Intermediate Municipal Bond Fund

(the “Fund”)

Supplement dated September 27, 2012 to the

Fund’s prospectuses dated March 1, 2012

1.	Effective October 1, 2012, the section of the prospectuses for the Fund entitled “Investment Adviser and Portfolio Manager(s)” is deleted in its entirety and replaced with the following disclosure:

Investment Manager	Portfolio Managers

Columbia Management Investment Advisers, LLC	Brian M. McGreevy Co-manager. Service with the Fund since 2009.

Paul F. Fuchs, CFA Co-manager. Service with the Fund since October 2012.

2.	Effective October 1, 2012, the section of the prospectuses for the Fund entitled “Management of the Fund – Primary Service Providers – Portfolio Manager” is deleted in its entirety and replaced with the following disclosure:

Portfolio Managers

Information about the Investment Manager’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Brian M. McGreevy Co-manager. Service with the Fund since 2009.

Portfolio Manager of the Investment Manager. From 1994 until joining the Investment Manager in May 2010, Mr. McGreevy was associated with the Fund’s previous investment adviser or its predecessors as an investment professional. Mr. McGreevy began his investment career in 1982 and earned a B.S. from the University of Massachusetts at Dartmouth and a Masters from Harvard University Extension School.

Paul F. Fuchs, CFA Co-manager. Service with the Fund since October 2012.

Portfolio Manager of the Investment Manager. From 1999 until joining the Investment Manager in May 2010, Mr. Fuchs was associated with the Fund’s previous investment adviser or its predecessors as an investment professional. Mr. Fuchs began his investment career in 1994 and earned a B.S. in Finance from the University of Massachusetts and an M.B.A. from Suffolk University.

Shareholders should retain this Supplement for future reference.

C-1726-1 A (9/12)

COLUMBIA FUNDS SERIES TRUST

Columbia Short Term Municipal Bond Fund

(the “Fund”)

Supplement dated September 27, 2012 to the

Fund’s Prospectuses and Statement of Additional Information dated August 1, 2012

1.	Effective October 1, 2012, the section of the prospectuses for the Fund entitled “Investment Manager and Portfolio Manager(s)” is deleted in its entirety and replaced with the following disclosure:

Investment Manager	Portfolio Manager

Columbia Management Investment Advisers, LLC	Catherine Stienstra
Manager. Service with the Fund since October 2012.

2.	Effective October 1, 2012, the section of the prospectuses for the Fund entitled “Management of the Fund – Primary Service Providers – Portfolio Managers” is deleted in its entirety and replaced with the following disclosure:

Portfolio Manager

Information about the Investment Manager’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Catherine Stienstra

Manager. Service with the Fund since October 2012.

Director and Senior Portfolio Manager of the Investment Manager; associated with the Investment Manager as an investment professional since 2007. Sector Leader of the Investment Manager’s Municipal Bond Team from 2007 to 2010. From 1990 to 2007, Ms. Stienstra was employed by FAF Advisors, Inc. (formerly USBancorp Asset Management) as an investment professional working in the municipal fixed income market; including as a Director and Senior Portfolio Manager from 1998 to 2007. Ms. Stienstra began her investment career in 1988 and earned a B.A. from the University of Nebraska.

3.	Effective October 1, 2012, the following changes are hereby made to the Statement of Additional Information under the section entitled “INVESTMENT ADVISORY AND OTHER SERVICES – The Investment Manager and Investment Advisory Services”:

All references to Paul F. Fuchs and Brian M. McGreevy as the portfolio managers of Columbia Short Term Municipal Bond Fund are deleted.

The table under the heading “Portfolio Manager(s)” is modified by adding the following:

Portfolio Manager	Fund(s)

Catherine Stienstra	Short Term Municipal Bond Fund

The table under the heading “Portfolio Manager(s) Information” is modified by adding the following:

		Other Accounts Managed (excluding the Fund)

Fund	Portfolio Manager	Number and Type of Account	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in the next sub- section)

For Funds with fiscal year ending April 30

Short Term Municipal Bond Fund	Catherine Stienstra	6 RICs 6 other accounts[3]	$2.08 billion $1.10 billion	None	None	(1)

3  Information provided as of July 31, 2012.

The table under the heading “Performance Benchmarks” is modified by adding the following:

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group

Catherine Stienstra	Short Term Municipal Bond Fund	Barclays 1-3 Year Municipal Bond Index	Lipper Short Municipal Debt Funds Classification

Shareholders should retain this Supplement for future reference.

C-1076-2 A (9/12)